Troubled Debt Restructures (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Breakdown of Types of Concessions Made by Loan Class

For the twelve months ended December 31, 2013 and 2012, the following table presents a breakdown of the types of concessions made by loan class:

Year ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate – commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	—	$—	$—

Other:
Commercial	—	$—	$—
Real estate – commercial	1	356	341
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	8	895	875
Home equity	1	18	18
Consumer loans	—	—	—
Other loans	—	—	—

	10	$1,269	$1,234

Total	10	$1,269	$1,234

	Year ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(dollars in thousands)
Extend payment terms:
Commercial	1	$33	$32
Real estate – commercial	—	—	—
Other real estate construction	1	49	49
Real estate 1-4 family construction	—	—	—
Real estate – residential	2	30	30
Home equity	—	—	—
Consumer loans	1	45	42
Other loans	—	—	—

	5	$157	$153

Other:
Commercial	1	$68	$68
Real estate – commercial	1	116	112
Other real estate construction	—	—	—
Real estate 1-4 family construction	1	32	31
Real estate – residential	6	939	933
Home equity	—	—	—
Consumer loans	1	17	17
Other loans	—	—	—

	10	$1,172	$1,161

Total	15	$1,329	$1,314

Loans Modified as Troubled Debt Restructurings Within Previous Twelve Months for Which There Was Payment Default

The following table presents loans that were modified as troubled debt restructurings within the previous twelve months and for which there was a payment default during the twelve months ended December 31, 2013 and December 31, 2012:

	Year ended December 31, 2013		Year ended December 31, 2012
	Number of Loans	Recorded Investment	Number of Loans	Recorded Income
Extend payment terms:
Commercial	—	$—	1	$31
Real estate – commercial	—	—	—	—
Other real estate construction	—	—	1	49
Real estate 1-4 family construction	—	—	—	—
Real estate – residential	—	—	—	—
Home equity	—	—	2	30
Consumer loans	—	—	—	—
Other loans	—	—	—	—

Total	$—	$—	$4	$110

Other:
Commercial	—	$—	—	$—
Real estate – commercial	—	—	—	—
Other real estate construction	—	—	—	—
Real estate 1-4 family construction	—	—	—	—
Real estate – residential	—	—	1	238
Home equity	—	—	—	—
Consumer loans	—	—	1	17
Other loans	—	—	—	—

	$—	$—	$2	$255

Total	$—	$—	$6	$365

Schedule of Successes and Failures of Types of Debt Restructuring

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2013 and 2012:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

December 31, 2013
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	1,234	—	—	—	—

Total	—	$—	10	$1,234	—	$—	—	$—

December 31, 2012
Extended payment terms	—	$—	—	$—	—	$—	4	$110
Other	—	—	9	949	—	—	2	255

Total	—	$—	9	$949	—	$—	6	$365